Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	65,250,444	69,397,648
Common stock, shares outstanding (in shares)	65,250,444	69,397,648